State Street Institutional Treasury Money Market Fund Annual Fund Operating Expenses - Select Class [Member] - State Street Institutional Treasury Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Select Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.11%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.08%	[2]

[1]	Other Expenses are based on estimates for the current fiscal year.
[2]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2027 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Select Class shares of the Fund exceed 0.08% of average daily net assets on an annual basis. This reimbursement arrangement for Select Class shares of the Fund may not be terminated prior to April 30, 2027 except with approval of the Fund's Board of Trustees.